Note 25 - Fresh Start Accounting (Tables)	12 Months Ended
Dec. 31, 2015
Fresh Start Accounting [Line Items]
Reconciliation of Enterprise Value to Estimated Fair Value [Table Text Block]

(in millions, except share and per share value)
Enterprise value	$1,000
Plus: Cash and cash equivalents	898
Less: Other non-operating liabilities	18
Less: Fair value of debt and capitalized lease obligations	734
Less: Fair value of pension and other postretirement obligations	533
Less: Fair value of warrants	24
Fair value of Successor common stock	$589

Shares outstanding at September 3, 2013	41,753,211
Per share value	$14.11

Reconciliation of Enterprise Value to Estimated Reorganization Value [Table Text Block]

(in millions)
Enterprise value	$1,000
Plus: Cash and cash equivalents	898
Plus: Fair value of noncontrolling interests	10
Plus: Fair value of non-debt liabilities	2,088
Less: Fair value of pension and other postretirement obligations	533
Reorganization value of Successor assets	$3,463

Schedule of Cash Payments for Reorganization Adjustments [Table Text Block]

(in millions)
Sources:
Net proceeds from Emergence Credit Facilities	$664
Proceeds from Rights Offerings	406
Total sources		$1,070
Uses:
Repayment of Junior DIP Term Loans	$644
Repayment of Second Lien Notes	375
Claims paid at emergence	94
Funding of escrow accounts	113
Other fees and expenses	16
Total uses		1,242
Net uses		$(172)

Reorganization Liabilities Subject to Compromise [Table Text Block]

(in millions)
Liabilities subject to compromise of the Predecessor Company (LSTC)		$2,475
Cash payments at emergence from LSTC		(84)
Claims expected to be satisfied in cash		(35)
Liabilities reinstated at emergence:
Pension and other postretirement liabilities	(156)
Environmental obligations	(61)
Other current liabilities	(9)
Total liabilities reinstated at emergence		(226)
Fair value of equity issued to unsecured creditors		(85)
Fair value of warrants issued to unsecured creditors		(24)
Gain on settlement of liabilities subject to compromise		$2,021

Schedule of Cumulative Impact of Reorganization Adjustments [Table Text Block]

(in millions)
Gain on settlement of liabilities subject to compromise	$2,021
Fair value of shares issued to Backstop Parties and employees	(25)
Write-off of unamortized debt discounts and debt issuance costs	(14)
Success fees accrued at emergence	(13)
Emergence and success fees paid at emergence	(9)
Write-off of deferred equity issuance costs	(3)
Net gain on reoganization adjustments	1,957
Cancellation of Predecessor Company equity	(3,628)
Net impact to Retained earnings (deficit)	$(1,671)

Schedule of Inventory, Current [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Finished goods	$141	$160
Work in process	61	70
Raw materials	61	62
Total	$263	$292

Property, Plant and Equipment [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Land	$74	$100
Buildings and building improvements	169	174
Machinery and equipment	445	403
Construction in progress	20	47
	708	724
Accumulated depreciation	(314)	(223)
Property, plant and equipment, net	$394	$501

Schedule of Goodwill [Table Text Block]

(in millions)	Print Systems	Micro 3D Printing and Packaging	Software and Solutions	Consumer and Film	Intellectual Property Solutions	Consolidated Total
Balance as of December 31, 2013:	$51	$24	$6	$6	$1	$88
Fresh start accounting adjustment	5	2	—	—	1	8
Balance as of December 31, 2014:	$56	$26	$6	$6	$2	$96
Impairment	—	(6)	—	—	(2)	(8)
Balance as of December 31, 2015:	$56	$20	$6	$6	$—	$88

Cumulative Impact of Fresh Start Adjustments [Table Text Block]

(in millions)
Establishment of Successor goodwill	$88
Elimination of Predecessor goodwill	(56)
Establishment of Successor intangibles	235
Elimination of Predecessor intangibles	(43)
Inventory fair value adjustment	67
Property, plant & equipment fair value adjustment	220
Pension and other postretirement obligations fair value adjustment	(178)
Rights offering fair value adjustment	(73)
Long-term debt fair value adjustment	(11)
Other assets and liabilities fair value adjustments	53
Net gain on fresh start adjustments	302
Tax impact on fresh start adjustments	(69)
Elimination of Predecessor accumulated other comprehensive loss	(1,008)
Net impact on Retained earnings (deficit)	$(775)

Reorganization and Fresh Start Adjustments [Member]
Fresh Start Accounting [Line Items]
Condensed Balance Sheet [Table Text Block]

(in millions)	Predecessor Company (a)	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
ASSETS
Current Assets
Cash and cash equivalents	$1,070	$(172)	(1)	$—		$898
Restricted cash	24	98	(2)	—		122
Receivables, net	492	—		—		492
Inventories, net	435	—		67	(21)	502
Assets held for sale	109	—		8	(22)	117
Other current assets	77	8	(3)	(42)	(23)	42
		(1)	(4)
Total current assets	2,207	(67)		33		2,173
Property, plant & equipment, net	507	—		220	(24)	727
Goodwill	56	—		32	(25)	88
Intangible assets, net	43	—		192	(26)	235
Deferred income taxes	22	(21)	(3)	55	(23)	56
Other long-term assets	202	15	(5)	(26)	(27)	184
		8	(6)	(8)	(28)
		(8)	(7)	1	(29)
TOTAL ASSETS	$3,037	$(73)		$499		$3,463
LIABILITIES AND EQUITY (DEFICIT)
Current Liabilities
Accounts payable, trade	$317	$6	(8)	$—		$339
		3	(9)
		13	(10)
Short-term borrowings and current portion of long-term debt	681	(641)	(11)	—		44
		4	(12)
Other current liabilities	600	(17)	(13)	(8)	(30)	586
		(13)	(3)	(14)	(29)
		38	(14)
Liabilities held for sale	45	—		(3)	(22)	42
Total current liabilities	1,643	(607)		(25)		1,011
Long-term debt, net of current portion	370	(370)	(15)	11	(31)	676
		665	(16)
Pension and other postretirement liabilities	411	156	(17)	178	(29)	745
Other long-term liabilities	318	61	(17)	82	(23)	408
				(53)	(32)
Liabilities subject to compromise	2,475	(2,475)	(17)	—		—
Total liabilities	5,217	(2,570)		193		2,840

Equity (Deficit)
Common stock (Successor)	—	—	(18)	—		—
Additional paid in capital (Successor)	—	540	(18)	73	(33)	613
Common stock (Predecessor)	978	(978)	(19)	—		—
Additional paid in capital (Predecessor)	1,105	(1,105)	(19)	—		—
Retained earnings (deficit)	2,446	(1,671)	(20)	(775)	(34)	—
Accumulated other comprehensive loss	(1,008)	—		1,008	(34)	—
	3,521	(3,214)		306		613
Less: Treasury stock (Predecessor)	(5,711)	5,711	(19)	—		—
Total Eastman Kodak Company shareholders' (deficit) equity	(2,190)	2,497		306		613
Noncontrolling interests	10	—		—		10
Total equity (deficit)	(2,180)	2,497		306		623
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$3,037	$(73)		$499		$3,463

Schedule of Goodwill [Table Text Block]

Successor
(in millions)	As of September 1, 2013
Reorganization value of Successor assets	$3,463
Less: Fair value of Successor assets (excluding goodwill)	3,375
Reorganization value of Successor assets in excess of fair value - Successor goodwill	$88

As of August 31 2013 and Fair Value at September 1, 2013 [Member]
Fresh Start Accounting [Line Items]
Schedule of Inventory, Current [Table Text Block]
	Successor	Predecessor
(in millions)	As of September 1, 2013	As of August 31, 2013
Finished goods	$280	$235
Work in process	120	99
Raw materials	102	101
Total	$502	$435

Property, Plant and Equipment [Table Text Block]

	Successor	Predecessor
(in millions)	As of September 1, 2013	As of August 31, 2013
Land	$114	$35
Buildings and building improvements	180	189
Machinery and equipment	402	252
Construction in progress	31	31
Total	$727	$507